SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details)			3 Months Ended	12 Months Ended
		Mar. 29, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding, Ending Balance			793,487
Exercisable, Ending Balance			715,362
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares			$ 3.88
Warrants [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance	[1]		1,446,188	2,538,588
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 5.24	$ 6.00
Granted/issued	[1]
Weighted Average Exercise Price, Granted/issued | $ / shares
Exercised/settled	[1]
Weighted Average Exercise Price, Exercised/settled | $ / shares
Expired	[1]		(302,760)	(1,092,400)
Weighted Average Exercise Price, Expired | $ / shares			$ 3.30	$ 7.00
Forfeited	[1]
Weighted Average Exercise Price, Forfeited | $ / shares
Outstanding, Ending Balance	[1]		1,143,428	1,446,188
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 5.75	$ 5.24
Exercisable, Ending Balance	[1]		1,143,428	1,446,188
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares			$ 5.75	$ 5.24
Warrants Exercise Price 5.75 [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants			1,143,428
Warrant exercise price | $ / shares			$ 5.75
Warrants expiration date			Jul. 30, 2023
Warrants Exercise Price 3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		302,760
Warrant exercise price | $ / shares		$ 3.30
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			945,487	847,437
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 3.96	$ 4.21
Granted/issued				257,500
Weighted Average Exercise Price, Granted/issued | $ / shares			$ 0.00	$ 3.73
Exercised/settled				(15,000)
Weighted Average Exercise Price, Exercised/settled | $ / shares			$ 0.00	$ 3.05
Expired			(152,000)	(104,366)
Weighted Average Exercise Price, Expired | $ / shares			$ 4.83	$ 5.61
Forfeited				(40,084)
Weighted Average Exercise Price, Forfeited | $ / shares			$ 0.00	$ 3.85
Outstanding, Ending Balance			793,487	945,487
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 3.80	$ 3.96
Exercisable, Ending Balance			715,362	816,987
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares			$ 3.88	$ 4.03
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			667,409	465,511
Granted/issued			18,382	466,122
Exercised/settled			(31,787)	(41,117)
Expired				(54,448)
Forfeited			(21,000)	(168,659)
Outstanding, Ending Balance			633,004	667,409
Exercisable, Ending Balance
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			456,198	491,330
Granted/issued			42,458	209,353
Exercised/settled				(244,485)
Expired
Forfeited
Outstanding, Ending Balance			498,656	456,198
Exercisable, Ending Balance

[1]	At March 31, 2022, the Company has 1,143,428 warrants outstanding with an exercise price of C$5.75, expiring on July 30, 2023 (Note 7). On March 29, 2022, 302,760 warrants with an exercise price of C$3.30 expired.